AUDITORS' REMUNERATION - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
All other fees	£ 0.6	£ 0.9	£ 1.2
– total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
All other fees	£ 1.4	£ 1.6	£ 2.8